SHAREHOLDERS' EQUITY - Share and Equity Transactions (Details)	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
SHAREHOLDERS' EQUITY
Number of shares issued to convertible note holders for interest payments | shares	347,108
Value of Shares issued to convertible note holders for interest payments	$ 868,763
Options exercised | shares	227,116
Proceeds from exercise of stock options	$ 303,694
Number of shares issue on conversion of Restricted Stock Units | shares	2,162,265
Number of shares issued on conversion of exchangeable shares | shares	5,936,636
Contributions from controlling and non-controlling interests	$ 5,505,000
Number of warrants cancelled | shares	2,274,133
Number of warrants issued on exchange | shares	9,999,937
Number of replacement warrants issued | shares	4,548,347
Number of warrants issued | shares	5,451,590
Warrant exercise price (in dollar per share) | $ / shares	$ 5.00
Private placement financing
SHAREHOLDERS' EQUITY
Number of shares issued on exchange | shares	27,257
Series B Preferred Stock
SHAREHOLDERS' EQUITY
Face value of shares exchanged	$ 27,257,950
Fair value of non-controlling interest	36,549,987
Value of the replacement warrants	5,658,502
Issuance of Preferred Shares and Warrants	7,790,939
Adjustment of preferred shares to redemption value	13,449,142
Series C Preferred Stock
SHAREHOLDERS' EQUITY
Fair value of non-controlling interest	3,733,792
Issuance of Preferred Shares and Warrants	966,208
Adjustment of preferred shares to redemption value	$ 966,208
GH Group | Private placement financing
SHAREHOLDERS' EQUITY
Number of shares issued | shares	4,700
GH Group | Series A Preferred Stock
SHAREHOLDERS' EQUITY
Face value of shares exchanged	$ 22,741,956
Number of shares redeemed	$ 772,718
GH Group | Series B Preferred Stock
SHAREHOLDERS' EQUITY
Number of shares issued | shares	49,969
Value of shares issued	$ 49,999,906
Number of shares issued on exchange | shares	22,712
GH Group | Series C Preferred Stock
SHAREHOLDERS' EQUITY
Value of shares issued	$ 4,700,000
Number of warrants issued | shares	940,000
Warrant exercise price (in dollar per share) | $ / shares	$ 5.00
Plus Products Holdings Inc | GH Group
SHAREHOLDERS' EQUITY
Issuance for business acquisition (in shares) | shares	2,311,213
Fair Value of equity issued	$ 9,707,414
The Pottery Inc, Acquisition
SHAREHOLDERS' EQUITY
Issuance for business acquisition (in shares) | shares	500,000
Fair Value of equity issued	$ 1,100,000
Grover Beach, Lemoore and Morro Bay
SHAREHOLDERS' EQUITY
Issuance for business acquisition (in shares) | shares	5,606,112
Fair Value of equity issued	$ 14,459,382